Investments in Affiliates (Summarized Income Statement Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment In Affiliates [Abstract]
Revenues	$ 4,925	$ 4,695	$ 4,492
Operating Income	1,071	1,197	863
Net income	$ 577	$ 699	$ 491